RISK MANAGEMENT AND FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2022
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS [Abstract]
Assets and liabilities measured and disclosed at fair value
The following table presents the company's assets and liabilities measured and disclosed at fair value classified by the fair value hierarchy:

	June 30, 2022				December 31, 2021
(MILLIONS)	Level 1	Level 2	Level 3	Total	Total
Assets measured at fair value:
Cash and cash equivalents	$571	$—	$—	$571	$410
Restricted cash(1)	302	—	—	302	197
Financial instrument assets(1)
Energy derivative contracts	—	29	2	31	45
Interest rate swaps	—	175	—	175	40
Foreign exchange swaps	—	20	—	20	31
Investments in debt and equity securities	—	—	2	2	—
Property, plant and equipment	—	—	37,258	37,258	37,915
Liabilities measured at fair value:
Financial instrument liabilities(1)
Energy derivative contracts	—	(295)	(155)	(450)	(206)
Interest rate swaps	—	(26)	—	(26)	(103)
Foreign exchange swaps	—	(2)	—	(2)	(6)
Tax equity	—	—	(383)	(383)	(455)
Liabilities for which fair value is disclosed:
BEPC exchangeable and class B shares(2)	(5,993)	—	—	(5,993)	(6,163)
Non-recourse borrowing(1)	(1,725)	(12,052)	—	(13,777)	(14,397)
Total	$(6,845)	$(12,151)	$36,724	$17,728	$17,308
(1)Includes both the current amount and long-term amounts
(2)BEPC class C shares are also classified as financial liabilities due to their cash redemption feature. As discussed in Note 9 –BEPC Exchangeable shares, BEPC Class B shares and BEPC Class C shares, the BEPC class C shares meet certain qualifying criteria and are presented as equity.

Disclosure of offsetting of financial assets and financial liabilities
The aggregate amount of our company's net financial instrument positions are as follows:

	June 30, 2022			December 31, 2021
(MILLIONS)	Assets	Liabilities	Net Assets (Liabilities)	Net Assets (Liabilities)
Energy derivative contracts	$31	$450	$(419)	$(161)
Interest rate swaps	175	26	149	(63)
Foreign exchange swaps	20	2	18	25
Investments in debt and equity securities	2	—	2	—
Tax equity	—	383	(383)	(455)
Total	228	861	(633)	(654)
Less: current portion	79	353	(274)	(189)
Long-term portion	$149	$508	$(359)	$(465)

Unrealized gains (losses) included in foreign exchange and unrealized financial instrument loss
The following table reflects the gains (losses) included in foreign exchange and financial instrument (loss) gain in the interim consolidated statements of income for the three and six months ended June 30:

	Three months ended June 30		Six months ended June 30
(MILLIONS)	2022	2021	2022	2021
Energy derivative contracts	$(37)	$(44)	$(124)	$(63)
Interest rate swaps	(2)	8	20	33
Foreign exchange swaps	27	3	35	48
Tax equity	32	2	62	16
Foreign exchange gain (loss)	(17)	13	(23)	(18)
	$3	$(18)	$(30)	$16

Unrealized gains (losses) included in other comprehensive income
The following table reflects the gains (losses) included in other comprehensive income (loss) in the interim consolidated statements of comprehensive income (loss) for the three and six months ended June 30:

	Three months ended June 30		Six months ended June 30
(MILLIONS)	2022	2021	2022	2021
Energy derivative contracts	$(75)	$(71)	$(224)	$(23)
Interest rate swaps	79	(3)	179	37
Foreign exchange swaps	9	(9)	(1)	(2)
	13	(83)	(46)	12
Foreign exchange swaps - net investment	58	5	15	26
	$71	$(78)	$(31)	$38

Reclassification adjustments recognized in net income
The following table reflects the reclassification adjustments recognized in net income in the interim consolidated statements of comprehensive income (loss) for the three and six months ended June 30:

	Three months ended June 30		Six months ended June 30
(MILLIONS)	2022	2021	2022	2021
Energy derivative contracts	$35	$(1)	$88	$(63)
Interest rate swaps	—	1	2	3
	$35	$—	$90	$(60)